Summary of Potential Future Payments, Book Value Recorded as Guarantee Liabilities of Guarantee Contracts Outstanding and Maturity of Longest Guarantee Contracts (Detail)
In Millions, unless otherwise specified
12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2012 Corporate Loans USD ($)	Mar. 31, 2012 Corporate Loans JPY (¥)	Mar. 31, 2011 Corporate Loans JPY (¥)	Mar. 31, 2012 Transferred Loans USD ($)	Mar. 31, 2012 Transferred Loans JPY (¥)	Mar. 31, 2011 Transferred Loans JPY (¥)	Mar. 31, 2012 Housing Loans USD ($)	Mar. 31, 2012 Housing Loans JPY (¥)	Mar. 31, 2011 Housing Loans JPY (¥)	Mar. 31, 2012 Other USD ($)	Mar. 31, 2012 Other JPY (¥)	Mar. 31, 2011 Other JPY (¥)
Guarantor Obligations [Line Items]
Potential future payment	$ 6,625	¥ 544,492	¥ 509,736	$ 4,385	¥ 360,436	¥ 325,557	$ 1,978	¥ 162,554	¥ 166,936	$ 238	¥ 19,511	¥ 16,949	$ 24	¥ 1,991	¥ 294
Book value of guarantee liabilities	$ 122	¥ 9,989	¥ 6,533	$ 19	¥ 1,577	¥ 1,958	$ 47	¥ 3,869	¥ 2,218	$ 56	¥ 4,536	¥ 2,353	$ 0	¥ 7	¥ 4
Maturity of the longest contract (Years)	-	-	-	2026	2026	2018	2043	2043	2043	2051	2051	2051	2024	2024	2018